Leases (Details) - Schedule of operating leases, maturity analysis $ in Thousands	Dec. 31, 2022 USD ($)
Leases (Details) - Schedule of operating leases, maturity analysis [Line Items]
2023	$ 4,413
2024	4,374
2025	3,324
2026	2,129
Thereafter	271
Total future minimum lease payments	14,511
Less: imputed interest	1,591
Present value of Lease Liabilities	12,920
Operating Leases [Member]
Leases (Details) - Schedule of operating leases, maturity analysis [Line Items]
2023	1,861
2024	1,907
2025	1,962
2026	1,631
Thereafter	114
Total future minimum lease payments	7,475
Less: imputed interest	771
Present value of Lease Liabilities	6,704
Equipment Finance Leases [Member]
Leases (Details) - Schedule of operating leases, maturity analysis [Line Items]
2023	2,552
2024	2,467
2025	1,362
2026	498
Thereafter	157
Total future minimum lease payments	7,036
Less: imputed interest	820
Present value of Lease Liabilities	$ 6,216